FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Financial Instruments Disclosure [Abstract]
Schedule of financial instruments whose contract amounts represent off-balance-sheet credit risk
	March 31,	December 31,
	2016	2015

Commitments to originate and sell mortgage loans	$31,960,061	$15,661,263
Commitments to extend credit	22,994,407	18,695,121
Unused lines of credit	4,819,999	4,591,908

Totals	$59,774,467	$38,948,292

	December 31,
	2015	2014

Commitments to originate and sell mortgage loans	$15,661,263	$9,426,644
Commitments to extend credit	18,695,121	19,319,363
Unused lines of credit	4,591,908	4,319,272
Standby letters of credit	-	71,579

Totals	$38,948,292	$33,136,858